ACCOUNTING POLICIES - (Details) $ in Millions		12 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 31, 2023 USD ($) item
ACCOUNTING POLICIES
Number of reportable segments | item		1
31 March 2024 to 30 June 2025 | Borrowings and bonds
ACCOUNTING POLICIES
Debt service obligations		$ 18
Improvements To Data Centre
ACCOUNTING POLICIES
Useful life, property, plant and equipment		5 years
Office Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment		3 years
Data centres and assets under construction
ACCOUNTING POLICIES
Useful life, property, plant and equipment		25 years
Electrical equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment		7 years
Argo innovation Labs Inc.
ACCOUNTING POLICIES
Proportion of ownership interest in subsidiary		100.00%
Loan agreement with Galaxy Digital LP
ACCOUNTING POLICIES
Amount of loan facility	$ 35
Loan agreement with Galaxy Digital LP | Asset-backed loans
ACCOUNTING POLICIES
Consideration received for sale of assets under loan agreement	$ 65
Borrowings term	3 years
Reduction in total indebtedness	$ 41
Minimum
ACCOUNTING POLICIES
Percentage of voting rights		20.00%
Minimum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment		3 years
Maximum
ACCOUNTING POLICIES
Percentage of voting rights		50.00%
Maximum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment		4 years